SUBSEQUENT EVENTS (Details) - The loss on extinguishment of debt (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012	Dec. 31, 2015	Sep. 09, 2014 Subsequent Event [Member] Convertible Debenture Due November 2016 [Member]	Sep. 09, 2014 Subsequent Event [Member] Convertible Debenture Due November 2016 [Member]	Sep. 09, 2014 Subsequent Event [Member]	Jul. 31, 2014 Convertible Debenture Due November 2016 [Member]	Jul. 30, 2014 Convertible Debenture Due November 2016 [Member]	Nov. 30, 2013 Convertible Debenture Due November 2016 [Member]
Extinguishment of Debt [Line Items]
Face value of convertible debenture converted	$ 1,440,000		$ 1,440,000		$ 325,000		$ 1,765,000		$ 3,500,000	$ 3,500,000		$ 3,500,000
Less: debt discount							(1,394,819)		(1,693,785)		2,085,936		(2,085,936)
Plus: accrued interest									173,521
Plus: fair value of derivative liability	1,670,704		1,670,704		164,811				1,032,241		1,570,000		1,570,000
Plus: fair value of warrant exchanged in connection with the conversion									1,270,000
Net book value of converted debenture, accrued interest, derivative liability and warrant exchanged									4,281,977
Fair value of common stock issued			2,935,387		603,364			4,532,241
Fair value of warrant issued September 9, 2014								1,332,000
Subtotal of securities issued in conversion/exchange								5,864,241
(Loss) on conversion/exchange		$ (343,517)	$ (482,915)	$ (343,517)	$ (343,517)			$ (1,582,264)